Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Related parties
Summary of outstanding balances

December 31,
2019
(Euro, in thousands)

Trade and other receivables	€31,645
Trade and other payables	€39,100

Summary of remuneration package of the members of key management personnel

	Year ended December 31,
	2019	2018	2017
Remuneration of key management personnel:
Euro, in thousands (except for the number of warrants and RSUs)
Short-term benefits for executive committee members as a group	€14,129	€2,909	€2,477
Gross salary	2,121	1,920	1,639
Employer social security on gross salary	61	125	31
Cash bonus (*)	1,230	757	697
Exceptional bonus	10,500
Employer social security on exceptional bonus	108
Other short-term benefits	109	107	110
Long-term benefits for executive committee members as a group (1)	1,874	1,812	1,217
Board fees and other short-term benefits for directors
Raj Parekh	90	92	91
Harrold van Barlingen (2)		15	45
Howard Rowe	55	53	45
Werner Cautreels (3)	15	48	55
Katrine Bosley	45	45	45
Christine Mummery (3)	13	40	41
Mary Kerr	45	46	41
Peter Guenter (4)	30
Daniel O'Day (5)
Linda Higgins (5)
Post-employment benefits (6)	323	305	248
Total benefits excluding warrants and RSUs (7)	€16,619	€5,346	€4,305
Number of warrants granted in the year
Executive committee members as a group	315,000	350,000	475,000
Raj Parekh	15,000	15,000	15,000
Harrold van Barlingen (2)			7,500
Howard Rowe	7,500	7,500	7,500
Werner Cautreels (3)		7,500	7,500
Katrine Bosley	7,500	7,500	7,500
Christine Mummery (3)		7,500	7,500
Mary Kerr	7,500	7,500	7,500
Peter Guenter (4)	7,500
Daniel O'Day (5)
Linda Higgins (5)
Total number of warrants granted in the year	360,000	402,500	535,000
Total cost of warrants granted in the year	€14,236	€15,507	€15,699
Number of RSUs granted in the year (8)	183,450
Total number of RSUs granted in the year	183,450

(1) Only executive committee members are granted long-term benefits. Pursuant to the Senior Management Bonus Scheme, these consist of the deferred part of the bonus from 3 years ago
(2) Dr. Van Barlingen's director's mandate expired on April 24, 2018
(3) Director's mandate expired on April 30, 2019
(4) Mr. Guenter's director's mandate began on April 30, 2019
(5) Director's mandate began on October 22, 2019
(6) Only executive committee members are granted post-employment benefits
(7) For 2018, this amount excludes an amount of €20.1 thousand tax advisory services that is included in the amount of €107 thousand other short-term benefits

(8) This is the sum of the RSUs awarded during financial year 2019, excluding the RSUs representing the deferred portion of the bonus for 2019 (still to be granted). Only executive committee members were awarded RSUs

(*) For 2017, this amount includes an amount of €5 employer social security